Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 12,377	$ 5,569
Less accumulated depreciation		(2,957)	(2,041)
Property, plant and equipment, net	15,795	9,420	3,528
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1	1
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		459	355
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		293	192
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,624	2,446
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		497	472
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 6,503	$ 2,103